Shareholders' equity	12 Months Ended
Dec. 31, 2019
Shareholders' equity [abstract]
Shareholders' equity

Note 14    Shareholders’ equity

At December 31, 2019, Orange SA’s share capital, based on the number of issued shares at this date, amounted to 10,640,226,396 euros, divided into 2,660,056,599 ordinary shares with a par value of 4 euros each.

At December 31, 2019, the share capital and voting rights of Orange SA broke down as follows:

14.1    Changes in share capital

No new shares were issued during the 2019 year.

14.2    Treasury shares

As authorized by the Shareholders’ Meeting of May 21, 2019, the Board of Directors instituted a new share Buyback program (the 2019 Buyback Program) and canceled the 2018 Buyback Program, with immediate effect. This authorization is valid for a period of 18 months from the aforementioned Shareholders' Meeting. The 2019 Buyback Program is described in the Registration Document filed with the French Financial Markets Authority (Autorité des marchés financiers – AMF) on March 21, 2019.

The share buybacks carried out during the period by Orange primarily related to the  Orange Vision 2020, Long Term Incentive Plan (LTIP) 2018 - 2018 and LTIP 2019 - 2021 free share award plans (see Note 6.3).

At December 31, 2019, the company held 9,742,968 treasury shares (of which 853,500 in respect of the liquidity contract and 8,889,468 in respect of the Orange Vision 2020, Long Term Incentive Plan (LTIP) 2018 - 2020 and LTIP 2019 - 2021 free share award plans). At December 31, 2018, the company held 7,214,000 treasury shares (of which 309,609 in respect of the liquidity contract and 6,882,999 in respect of the Orange Vision 2020 and LTIP 2018 - 2020 free share award plans) and held 497,625 treasury shares at December 31, 2017 (of which 476,000 in respect of the liquidity contract).

Accounting policies

Treasury shares are recorded as a deduction from equity, at acquisition cost. Gains and losses arising from the sale of treasury shares are recognized in consolidated reserves, net of tax.

14.3    Dividends

Full Year	Approved by	Description	Dividend	Payout	How	Total
			per share	date	paid	(in millions
			(in euro)			of euros)
2019	Board of Directors Meeting on July 24, 2019	2019 interim dividend	0.30	December 4, 2019	Cash	796
	Shareholders’ Meeting on May 21, 2019	Balance for 2018	0.40	June 6, 2019	Cash	1,061
Total dividends paid in 2019						1,857
2018	Board of Directors Meeting on July 25, 2018	2018 interim dividend	0.30	December 6, 2018	Cash	796
	Shareholders’ Meeting on May 4, 2018	Balance for 2017	0.40	June 7, 2018	Cash	1,064
Total dividends paid in 2018						1,860
2017	Board of Directors Meeting on July 26, 2017	2017 interim dividend	0.25	December 7, 2017	Cash	665
	Shareholders’ Meeting on June 1, 2017	Balance for 2016	0.40	June 14, 2017	Cash	1,064
Total dividends paid in 2017						1,729
2016	Board of Directors Meeting on July 25, 2016	2016 interim dividend	0.20	December 7, 2016	Cash	532
	Shareholders’ Meeting on June 7, 2016	Balance for 2015	0.40	June 23, 2016	Cash	1,064
Total dividends paid in 2016						1,596

The amount available to provide a return to shareholders in the form of dividends is calculated on the basis of the total net income and retained earnings, under French GAAP, of the entity Orange SA, the parent company.

14.4    Subordinated notes

History of subordinated notes

On February 7, 2014, as part of its EMTN program, Orange issued the equivalent of 2.8 billion euros of deeply subordinated notes denominated in euros and pounds sterling in three tranches: 1 billion euros with a fixed-rate coupon of 4.25%, 1 billion euros with a fixed-rate coupon of 5.25% and 650 million pounds sterling with a fixed-rate coupon of 5.875%. A reset of interest rates at market conditions is provided for contractually on each call option exercise date.

Orange has a call option on each of these tranches respectively after February 7, 2020, February 7, 2024, and February 7, 2022 and upon the occurrence of certain contractually defined events.

Step-up clauses involve coupon adjustments of 0.25% in 2025 and an additional 0.75% in 2040 for the first tranche, 0.25% in 2024 and an additional 0.75% in 2044 for the second tranche, and 0.25% in 2027 and an additional 0.75% in 2042 for the third tranche.

On October 1, 2014, as part of its EMTN program, Orange issued the equivalent of 3 billion euros of deeply subordinated notes denominated in euros and pounds sterling in three tranches: 1 billion euros with a fixed-rate coupon of 4%, 1.25 billion euros with a fixed-rate coupon of 5% and 600 million pounds sterling with a fixed-rate coupon of 5.75%. A reset of interest rates at market conditions is provided for contractually on each call option exercise date.

Both issuances were the subject of a prospectus certified by the AMF under visas no. 14-036 and 14-525.

Orange has a call option on each of these tranches respectively after October 1, 2021, October 1, 2026, and April 1, 2023 and upon the occurrence of certain contractually defined events.

Step-up clauses involve coupon adjustments of 0.25% in 2026 and an additional 0.75% in 2041 for the first tranche, 0.25% in 2026 and an additional 0.75% in 2046 for the second tranche, and 0.25% in 2028 and an additional 0.75% in 2043 for the third tranche.

Under the Group understanding, some rating agencies assign an “equity” component from 0 to 50% to these instruments.

Under IFRS, these instruments are recognized at their historical value. The tranches denominated in pounds sterling were recognized at the ECB fix rate on the issue date (0.8314 for the issue of February 7, 2014 and 0.7782 for the issue of October 1, 2014) and will not be re-measured through the life of the note.

Developments in 2019

On April 15, 2019, as part of its EMTN program, Orange issued the equivalent of 1 billion euros of deeply subordinated notes, denominated only in euros, in one tranche with a fixed-rate coupon of 2.375%. A reset of interest rates at market conditions is provided for contractually on each call option exercise date.

Orange has a call option on this tranche after April 15, 2025 and upon the occurrence of certain contractually defined events.

Step-up clauses involve coupon adjustments of 0.25% in 2030 and an additional 0.75% in 2045.

In the same way, Orange has proceeded to a partial redemption of the existing subordinated notes by a contractual offer for a part of subordinated notes in the following tranches:

−  500 million euros on a nominal of 1 billion euros with a first early redemption date under the control of Orange at February 7, 2020 with a fixed-rate of 4.25%.

−  500 million euros on a nominal of 1 billion euros with a first early redemption date under the control of Orange at October 1, 2021 with a fixed-rate of 4.00%.

On September 19, 2019, as part of its EMTN program, Orange issued the equivalent of 500 million euros of deeply subordinated notes, denominated only in euros, in one tranche with a fixed-rate coupon of 1.75%. A reset of interest rates at market conditions is provided for contractually on each call option exercise date.

Orange has a call option on this tranche after March 19, 2027 (date of the first review of the rates for the tranche concerned) and upon the occurrence of certain contractually defined events.

Step-up clauses involve coupon adjustments of 0.25% in 2032 and an additional 0.75% in 2047.

These issuances were the subject of a prospectus certified by the AMF (under visas no. 14-036, no. 14-525, no. 19-152 and no. 19-442 respectively).

These notes, listed on Euronext Paris, are lowest ranking subordinated notes (senior compared to ordinary shares): the holders will only be remunerated (whether for the nominal, interest or any other amount) after all other creditors, including holders of participating loans and securities, simply subordinated or not, representing a claim on Orange.

At each interest payment date, settlement may be either paid or deferred, at the option of the issuer. Deferred coupons are capitalized and become due and payable in full under certain circumstances defined contractually and under the control of Orange.

On December 12, 2019, the Group announced its intention to exercise, on February 7, 2020, in accordance with contractual stipulations, its call option concerning the remaining 500 million euros on the tranche with an initial nominal of 1 billion euros, already partially bought back in April 2019. As a result of Orange's commitment to buyback this last tranche, it was reclassified as a debt instrument and is therefore presented as a short-term financial liability as of December 31, 2019. The coupons payable in respect of this tranche are recognized as other current liabilities in the amount of 21 million euros.

As of December 31, 2019, the amount of subordinated notes presented in the consolidated statements of changes in shareholders' equity does not change due to these operations and corresponds to a nominal of 5,803 million euros booked at historical value (the tranches denominated in pounds sterling have not been remeasured since their issuance in 2014).

Subordinated notes remuneration

Coupons impact equity five working days before the annual payment date, unless Orange exercises its right to defer the payment.

The tax effect relating to the payment of the coupons is accounted for as net income.

Since their issuance, Orange has not exercised its right to defer the coupons related to the subordinated notes.

The note holders received the payments shown in the following table:

	Paid coupons	Paid coupons
	(in millions of currency)	(in millions of euros)
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 4.25%	46	46
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 5.25%	52	52
650 MGBP issued as of February 1, 2014 with a fixed-rate coupon of 5.875%	38	44
1,000 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 4%	31	31
1,250 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 5%	63	63
600 MGBP issued as of October 1, 2014 with a fixed-rate coupon of 5.75% (1)	35	39
Total coupons paid to the holders in 2019		276
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 4.25%	42	42
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 5.25%	52	52
650 MGBP issued as of February 1, 2014 with a fixed-rate coupon of 5.875%	38	44
1,000 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 4%	40	40
1,250 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 5%	63	63
600 MGBP issued as of October 1, 2014 with a fixed-rate coupon of 5.75% (1)	35	39
Total coupons paid to the holders in 2018		280
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 4.25%	42	42
1,000 MEUR issued as of February 1, 2014 with a fixed-rate coupon of 5.25%	52	52
650 MGBP issued as of February 1, 2014 with a fixed-rate coupon of 5.875%	38	45
1,000 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 4%	40	40
1,250 MEUR issued as of October 1, 2014 with a fixed-rate coupon of 5%	63	63
600 MGBP issued as of October 1, 2014 with a fixed-rate coupon of 5.75% (1)	35	40
Total coupons paid to the holders in 2017		282

(1)	Coupons payment date as of April 1.

The tax effect of the conversion of subordinated notes whose face value is denominated in pounds sterling was 25 million euros for the period. This effect is shown at "Other movements" in the consolidated statements changes in shareholders' equity.

Accounting policies

Subordinated notes

The Group issued subordinated notes in several tranches.

These instruments have no maturity and the coupon’s settlement could be deferred at the option of the issuer. They are booked in equity.

As equity instruments are recognized at historical value, the tranche denominated in foreign currency is never re-measured. Where appropriate, a translation adjustment impact will be booked in equity at the exercise date of any purchase option.

The holders’ payment is directly booked in equity at the date of the decision to pay the coupons.

The tax effect relating to the payment is accounted for as net income and the one relating to the remeasurement of the foreign exchange portion is accounted for as equity.

Equity component of perpetual bonds redeemable for shares (TDIRA) (see Note 12.4)

The equity component is determined as the difference between the fair value of the instrument taken as a whole and the fair value of the debt component. Thus, the equity component determined and recognized at inception is not subsequently re-measured and remains in equity, even when the instrument is extinguished.

14.5    Translation adjustment

(in millions of euros)	2019	2018	2017
Gain (loss) recognized in other comprehensive income during the period	90	(6)	(184)
Reclassification to net income for the period	(12)	(1)	8
Total transaction adjustments for continuing operations	78	(7)	(176)
Reclassification to the net income for the period	—	—	—
Total translation adjustments for discontinued operations	—	—	—

(in millions of euros)	December 31, 2019	December 31, 2018	December 31, 2017
Polish zloty	807	785	845
Egyptian pound	(455)	(532)	(545)
Slovak koruna	220	220	220
Sierra leonean leone	(120)	(95)	(78)
Moldovan leu	(55)	(63)	(70)
Jordanian dinar	69	58	33
Pound sterling	14	14	15
Other	(151)	(135)	(161)
Total translation adjustments	329	252	259
o/w share attributable to the owners of the parent company	78	15	27
o/w share attributable to non-controlling interests	251	237	232

Accounting policies

The functional currency of foreign operations located outside the euro area is usually the local currency, unless the major cash flows are made with reference to another currency (such as the Orange entities in Romania - euros and in the Democratic Republic of the Congo - US dollars).

The financial statements of foreign operations whose functional currency is neither the euro nor the currency of a hyper-inflationary economy are translated into euros (the Group’s presentation currency) as follows:

–  assets and liabilities are translated at the year-end rate;

–  items in the income statement are translated at the average rate for the year;

–  the translation adjustment resulting from the use of these different rates is included in other comprehensive income.

The translation adjustments are reclassified to profit or loss when the entity disposes or partially disposes (loss of control, loss of joint control, loss of significant influence) of its interest in a foreign operation through the sale, liquidation, repayment of capital or abandon of all, or part of, that activity. The reduction in the carrying amount of a foreign operation, either because of its own losses or because of the recognition of an impairment loss, does not lead to a reclassification to profit or loss of the accumulated translation adjustment.

Recycling of translation adjustment is presented in the consolidated income statement within:

–  consolidated net income of discontinued operations, when a line of business or major geographical area is disposed of;

–  gains (losses) on disposal of investments and activities, when other businesses are disposed of;

–  reclassification of translation adjustment from liquidated entities, in the event of the liquidation or abandonment of an activity without disposal.

14.6    Non-controlling interests

(in millions of euros)	2019	2018	2017
Credit part of net income attributable to non-controlling interests (a)	291	271	278
o/ w Sonatel group	191	188	203
o/ w Orange Belgium group	16	15	18
o/ w Côte d'Ivoire subgroup	36	25	28
o/ w Jordan Telecom group	12	12	15
o/ w Orange Polska group	12	—	—
Debit part of net income attributable to non-controlling interests (b)	(71)	(67)	(81)
o/ w Orange Bank	(65)	(59)	(33)
o/ w Orange Polska group	—	(2)	(43)
Total part of net income attributable to non-controlling interests (a) + (b)	220	204	197
Credit part of comprehensive income attributable to non-controlling interests (a)	300	297	229
o/ w Sonatel group	181	195	180
o/ w Orange Belgium group	16	15	18
o/ w Côte d’Ivoire subgroup	36	26	25
o/ w Jordan Telecom group	15	20	—
o/ w Orange Polska group	13	—	—
Debit part of comprehensive income attributable to non-controlling interests (b)	(69)	(84)	(73)
o/ w Orange Bank	(62)	(62)	(32)
o/ w Orange Polska group	—	(17)	(17)
o/ w Jordan Telecom group	—	—	(7)
Total part of comprehensive income attributable to non-controlling interests (a) + (b)	232	213	156

(in millions of euros)	2019	2018	2017
Dividends paid to minority shareholders	248	246	234
o/ w Sonatel group	192	190	185
o/ w Médi Telecom	22	20	16
o/ w Orange Belgium group	14	14	14
o/ w Jordan Telecom group	13	14	11

(in millions of euros)	December 31,	December 31,	December 31,
	2019	2018	2017
Credit part of equity attributable to non-controlling interests (a)	2,701	2,594	2,542
o/ w Orange Polska group	987	973	988
o/ w Sonatel group	736	744	731
o/ w Orange Belgium group	275	273	268
o/ w Jordan Telecom group	166	164	156
o/ w Médi Telecom	148	153	143
Debit part of equity attributable to non-controlling interests (b)	(13)	(14)	(5)
Total equity attributable to non-controlling interests (a) + (b)	2,688	2,580	2,537

Accounting policies

Commitments to purchase non-controlling interests (put options)

When the Group grants firm or contingent commitments to purchase non-controlling interests, the carrying amount of non-controlling interests is reclassified to financial debt.

When the amount of the commitment exceeds the amount of the non-controlling interests, the difference is recorded as a reduction in equity attributable to the owners of the parent company. Financial debt is re-measured at the end of each reporting period in accordance with the contractual arrangement (at fair value or at present value if fixed price) and, in the absence of any guidance provided by IFRS, against finance income or expense.

Non-controlling interests that are debtors

Total comprehensive income of a subsidiary is attributed to the owners of the parent company and to the non-controlling interests. In accordance with IFRS 10, this can result in the non-controlling interests having a deficit balance.

Transactions with owners

Each transaction with non-controlling interests of an entity controlled by the Group, when not resulting in a loss of control, is accounted for as an equity transaction with no effect on the total comprehensive income.

14.7   Earnings per share

Net income

Net income, Group share, used for calculating basic and diluted earnings per share is determined according to the following method:

(in millions of euros)	2019	2018	2017
Net income of continuing operations	3,006	1,954	1,843
Effect of subordinated notes	(268)	(293)	(267)
Net income attributable to the owners of the parent company - basic (adjusted)	2,738	1,661	1,576
o/w net income of continuing operations	2,738	1,661	1,547
o/w net income of discontinued operations	—	—	29
Impact of dilutive instruments:
TDIRA	12	—	33
Net income attributable to the owners of the parent company - diluted	2,749	1,661	1,609
o/w net income of continuing operations	2,749	1,661	1,580
o/w net income of discontinued operations	—	—	29

Number of shares

The weighted average number of shares used for calculating the basic and diluted earnings per share is presented below:

(number of shares)	2019	2018	2017
Weighted average number of ordinary shares outstanding	2,652,532,564	2,656,683,856	2,659,421,767
Impact of dilutive instruments on number of ordinary shares:
TDIRA	33,780,544	—	52,079,350
Free share award plan	1,662,103	1,419,415	435,150
Weighted average number of shares outstanding – diluted	2,687,975,211	2,658,103,271	2,711,936,267

The average market price of the Orange share in 2019, 2018 and 2017 is greater than the fair value adopted under the Orange Vision 2020 , LTIP 2018 - 2020 and LTIP 2019 -2021 free share award plans (see Note 6.3). The number of shares corresponding to this difference was dilutive at December 31, 2019, December 31, 2018 and December 31, 2017.

The TDIRA were included in the calculation of diluted net earnings per share at December 31, 2019 and December 31, 2017, since they are dilutive.

The stock option plans granted to employees are expired at December 31, 2017 (see Note 6.3).

Earnings per share

(in euros)	2019	2018	2017
Earning per share - basic	1.03	0.63	0.59
o/w earning per share of continuing operations	1.03	0.63	0.58
o/w earning per share of discontinued operations	—	—	0.01
Earning per share diluted	1.02	0.62	0.59
o/w earning per share of continuing operations	1.02	0.62	0.58
o/w earning per share of discontinued operations	—	—	0.01

Accounting policies

Earnings per share

The Group discloses both basic earnings per share and diluted earnings per share for continuing operations and discontinued operations:

–  basic earnings per share are calculated by dividing net income for the year attributable to the equity holders of the Group, after deduction of the interests of subordinated notes net of tax, by the weighted average number of ordinary shares outstanding during the period;

–  diluted earnings per share are calculated based on the same net income, adjusted for the finance cost of dilutive debt instruments, net of the related tax effect. The number of shares used to calculate diluted earnings per share takes into account the conversion into ordinary shares of potentially dilutive instruments outstanding during the period. These instruments are considered to be dilutive when they have the effect of reducing earnings per share of continuing operations.

When basic earnings per share are negative, diluted earnings per share are identical to basic earnings per share. In the event of an issuance of shares at a price lower than the market price, and in order to ensure comparability of the reporting period shown, the weighted average numbers of shares outstanding from current and previous periods are adjusted. Treasury shares owned, which deducted from the consolidated equity, do not enter into the calculation of earnings per share.